Investment in joint ventures	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Investment in joint ventures
6.	Investment in joint ventures

	31.12.2016	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	RMB’000	US$’000
Share of (loss)/profit of joint ventures, net of tax:
Y & C Engine Co., Ltd	2,039	17,755	17,612	2,633
Copthorne Hotel Qingdao Co., Ltd (i)	(4,465)	—	—	—
MTU Yuchai Power Co., Ltd.	—	(8,487)	(6,882)	(1,029)
Other joint ventures.	(1,642)	814	963	144

	(4,068)	10,082	11,693	1,748

		31.12.2017	31.12.2018	31.12.2018
		RMB’000	RMB’000	US$’000
Carrying amount of investments:
Y & C Engine Co., Ltd		122,235	155,681	23,270
MTU Yuchai Power Co., Ltd		66,513	59,632	8,913
Other joint ventures		7,354	7,499	1,122

		196,102	222,812	33,305

Note:

(i)	Sales of 60% of the issued ordinary shares in the capital of Copthorne Qingdao Co., Ltd (“Copthorne Qingdao”)

The Group’s subsidiary company, LKNII, together with the joint venture partner of Copthorne Qingdao, had on February 23, 2016, listed the entire equity interest in Copthorne Qingdao on the Shanghai United Assets and Equity Exchange for sale and the sale was re-listed on March 28, 2016.

As a result, the investment in Copthorne Qingdao was classified as asset held for sale and the Group discontinued the use of equity method to recognize the interest in Copthorne Qingdao. Consequently, the Group only shared the loss incurred by Copthorne Qingdao up to February 23, 2016. As at December 31, 2016, the carrying amount of interest in joint venture, representing assets classified as held for sale is RMB 89.4 million and related foreign translation reserve is RMB 22.7 million.

On October 19, 2017, the Group completed the disposal of its investment in Copthorne Qingdao and recognized gain on disposal of RMB 108.0 million in the Group’s profit or loss for the year ended December 31, 2017.

The value of asset and related reserves of disposal recorded in the consolidated financial statements and the cash flow effect of the disposals were:

31.12.2017
RMB’000
Interest in joint venture, representing asset classified as held for sale	89,381

Gain on disposal:
Total consideration less cost of disposal	182,679
Interest in joint venture derecognized	(89,381)
Realization of foreign currency translation reserves upon disposal	22,720
Waiver of amount due by joint venture	(8,042)

Gain on disposal of joint venture (Note 8.2(a))	107,976

Total consideration less cost of disposal, representing net cash inflow on disposal of the joint venture	182,679

The Group has interests in the following joint ventures:

Name of company	Principal activities	Place of incorporation/ business	Group’s effective equity interest
			31.12.2017	31.12.2018
			%	%
Held by subsidiaries

HL Heritage Sdn. Bhd.	Property development and property investment holdings	Malaysia	30.1	30.1

Shanghai Hengshan Equatorial Hotel Management Co., Ltd.	Hotel and property management	People’s Republic of China	24.6	24.6

Y & C Engine Co., Ltd (“Y&C”)	Manufacture and sale of heavy duty diesel engines, spare parts and after-sales services	People’s Republic of China	34.4	34.4

Guangxi Yineng IOT Science & Technology Co., Ltd.	Design, development, management and marketing of an electronic operations management platform	People’s Republic of China	15.3	15.3

MTU Yuchai Power Co., Ltd (“MTU Yuchai Power”)	Manufacture off-road diesel engines	People’s Republic of China	38.2	38.2

Eberspaecher Yuchai Exhaust Technology Co. Ltd (“Eberspaecher Yuchai”) (i)	Application development, production, sales and service on engine exhaust control systems	People’s Republic of China	—	37.4

Note:

(i)	Eberspaecher Yuchai was incorporated on December 5, 2018.

The Group assess impairment of investments when adverse events or changes in circumstances indicate that the carrying amounts may not be recoverable. If the recoverable amount of investment is below its carrying amount, an impairment charge is recognized. The Group performs evaluation of the value of its investment using a discounted cash flows projection or fair value less cost of disposal where appropriate. The projection will be performed using historical trends as a reference and certain assumptions to project the future streams of cash flows.

In 2017 and 2018, the Group performed impairment evaluation of its investments in joint ventures, no impairment was required.

The summarized financial information of the joint ventures, based on their IFRS financial statements, and reconciliation with the carrying amount of the investment in consolidated financial statements are set out below:

	31.12.2016
	Y & C	Copthorne Qingdao*	Total
	RMB’000	RMB’000	RMB’000
Revenue	553,878	3,674	557,552
Depreciation and amortization	(22,087)	(2,797)	(24,884)
Interest expense	(14,012)	(1,337)	(15,349)
Profit/(loss) for the year, representing total comprehensive loss for the year	4,531	(6,664)	(2,133)

Proportion of the Group’s ownership	45%	60%

Group’s share of profit/(loss)	2,039	(3,998)
Depreciation arising from fair value adjustment during purchase price allocation	—	(467)

Group’s share of profit/(loss) of significant joint ventures	2,039	(4,465)	(2,426)

Group’s share of loss of other joint ventures, representing the Group’s share of total comprehensive loss of other joint ventures			(1,642)

Group’s share of loss for the year, representing the Group’s share of total comprehensive loss for the year			(4,068)

*

On February 23, 2016, the investment in Copthorne Qingdao was classified as asset held for sale. Accordingly, the information presented includes the results of Copthorne Qingdao only for the period from January 1, 2016 to February 23, 2016.

	31.12.2017
	Y & C	MTU	Total
	RMB’000	RMB’000	RMB’000
Non-current assets	734,270	32,015	766,285
Current assets
- Cash and bank balances	199,925	113,055	312,980
- Others	367,293	22,775	390,068

Total assets	1,301,488	167,845	1,469,333

Non-current liabilities	(13,543)	—	(13,543)
Current liabilities
- Loans and borrowings	(13,500)	—	(13,500)
- Others	(842,765)	(34,820)	(877,585)

Total liabilities	(869,808)	(34,820)	(904,628)

Equity	431,680	133,025	564,705

Proportion of the Group’s ownership	45%	50%

Group’s share of net assets	194,256	66,513
Unrealized profit on transactions with joint venture	(72,021)	—

Carrying amount of significant joint ventures	122,235	66,513	188,748

Carrying amount of other joint ventures			7,354

Carrying amount of the investment in joint ventures			196,102

	31.12.2017
	Y & C	MTU	Total
	RMB’000	RMB’000	RMB’000
Revenue	1,331,823	—	1,331,823
Depreciation and amortization	(20,831)	(227)	(21,058)
Interest expense	(28,663)	(343)	(29,006)
Profit/(loss) for the year, representing total comprehensive income for the year	55,982	(16,973)	39,009

Proportion of the Group’s ownership	45%	50%

Group’s share of profit	25,192	(8,487)
Unrealized profit on transactions with joint venture	(7,437)	—

Group’s share of profit of significant joint ventures	17,755	(8,487)	9,268

Group’s share of loss of other joint ventures, representing the Group’s share of total comprehensive loss of other joint ventures			814

Group’s share of profit for the year, representing the Group’s share of total comprehensive income for the year			10,082

	31.12.2018
	Y & C	MTU	Total	Total
	RMB’000	RMB’000	RMB’000	US$’000
Non-current assets	755,671	72,342	828,013	123,767
Current assets
- Cash and bank balances	113,061	21,707	134,768	20,145
- Others	646,751	209,022	855,773	127,916

Total assets	1,515,483	303,071	1,818,554	271,828

Non-current liabilities	(46,603)	—	(46,603)	(6,966)
Current liabilities
- Loans and borrowings	(51,534)	—	(51,534)	(7,703)
- Others	(942,306)	(174,242)	(1,116,548)	(166,896)

Total liabilities	(1,040,443)	(174,242)	(1,214,685)	(181,565)

Equity	475,040	128,829	603,869	90,263

Proportion of the Group’s ownership	45%	50%

Group’s share of net assets	213,768	64,415
Unrealized profit on transactions with joint venture	(58,087)	(4,783)

Carrying amount of significant joint ventures	155,681	59,632	215,313	32,183

Carrying amount of other joint ventures			7,499	1,122

Carrying amount of the investment in joint ventures			222,812	33,305

	31.12.2018
	Y & C	MTU	Total	Total
	RMB’000	RMB’000	RMB’000	US$’000
Revenue	1,443,238	160,580	1,603,818	239,730
Depreciation and amortization	(45,254)	(3,744)	(48,998)	(7,324)
Interest expense	(24,605)	(1,689)	(26,294)	(3,930)
Profit/(loss) for the year, representing total comprehensive income for the year	43,359	(4,197)	39,162	5,854

Proportion of the Group’s ownership	45%	50%

Group’s share of profit	19,512	(2,099)
Unrealized profit on transactions with joint venture	(1,900)	(4,783)

Group’s share of profit of significant joint ventures	17,612	(6,882)	10,730	1,604

Group’s share of loss of other joint ventures, representing the Group’s share of total comprehensive loss of other joint ventures			963	144

Group’s share of profit for the year, representing the Group’s share of total comprehensive income for the year			11,693	1,748

Note:

As of December 31, 2018, the Group’s share of joint ventures’ capital commitment that are contracted but not paid was RMB 38.0 million (US$5.7 million) (2017: RMB 30.0 million).

As of December 31, 2018, the Group’s share of outstanding bills receivables discounted with banks for which Y & C retained a recourse obligation totaled RMB 98.0 million (US$14.6 million ) (2017: RMB Nil).

As of December 31, 2018, the Group’s share of outstanding bills receivables endorsed to suppliers for which Y & C retained a recourse obligation were RMB 1.7 million (US$0.2 million) (2017: RMB 23.3 million).

Significant restrictions

The nature and extent of significant restrictions on the Group’s ability to use or access assets and settle liabilities of joint ventures are:

The Group’s share of cash and cash equivalents of RMB 27.3 million (US$4.1 million) (2017: RMB 67.2 million) held in the PRC are subject to local exchange control regulations. These regulations places restriction on the amount of currency being exported other than through dividends, trade and service related transactions.

As at December 31, 2018, the Group’s share of restricted trade receivables of RMB Nil (US$Nil) (2017: RMB 6.8 million) that were factored to large banks in China. The Group’s joint venture have obligation to the banks for its trade receivables with recourse.

As at December 31, 2018, the Group’s share of restricted cash of RMB 0.7 million (US$0.2 million) (2017: RMB Nil) which was used as collateral by the banks for letter of credit facilities granted.

As at December 31, 2018, the Group’s share of restricted cash of RMB 33.8 million (US$11.2 million) (2017: RMB 80.5 million) which was used as collateral by the banks for the issuance of bills to suppliers.

As at December 31, 2018, the Group’s share of bills receivables of RMB Nil (US$Nil) (2017: RMB 12.2 million) which was used as collateral by banks for the issuance of bills to suppliers.